FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
10,590,772	FT Vest U.S. Equity Buffer ETF - January (b)	$483,839,419
9,733,828	FT Vest U.S. Equity Buffer ETF - February (b)	486,199,842
11,182,599	FT Vest U.S. Equity Buffer ETF - March (b)	486,331,231
11,711,602	FT Vest U.S. Equity Buffer ETF - April (b)	484,998,520
10,190,781	FT Vest U.S. Equity Buffer ETF - May (b)	487,934,594
9,374,298	FT Vest U.S. Equity Buffer ETF - June (b)	488,482,482
9,850,130	FT Vest U.S. Equity Buffer ETF - July (b)	487,581,435
10,362,298	FT Vest U.S. Equity Buffer ETF - August (b)	487,131,629
10,554,716	FT Vest U.S. Equity Buffer ETF - September (b)	488,271,717
11,285,075	FT Vest U.S. Equity Buffer ETF - October (b)	488,419,174
10,069,003	FT Vest U.S. Equity Buffer ETF - November (b)	487,843,195
10,819,824	FT Vest U.S. Equity Buffer ETF - December (b)	482,779,465
	Total Exchange-Traded Funds	5,839,812,703
	(Cost $5,021,104,138)
MONEY MARKET FUNDS — 0.0%
1,802,311	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (c)	1,802,311
	(Cost $1,802,311)

	Total Investments — 100.0%	5,841,615,014
	(Cost $5,022,906,449)
	Net Other Assets and Liabilities — (0.0)%	(463,654)
	Net Assets — 100.0%	$5,841,151,360

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 5,839,812,703	$ 5,839,812,703	$ —	$ —
Money Market Funds	1,802,311	1,802,311	—	—
Total Investments	$5,841,615,014	$5,841,615,014	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 1, 2024 to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	10,590,772	$424,436,407	$53,993,280	$(7,654,961)	$11,021,767	$2,042,926	$483,839,419	$—
FT Vest U.S. Equity Buffer ETF - February	9,733,828	424,437,339	53,213,217	(9,040,707)	15,606,556	1,983,437	486,199,842	—
FT Vest U.S. Equity Buffer ETF - March	11,182,599	424,701,998	53,303,109	(10,493,561)	16,882,986	1,936,699	486,331,231	—
FT Vest U.S. Equity Buffer ETF - April	11,711,602	424,399,381	53,154,129	(8,245,376)	13,782,383	1,908,003	484,998,520	—
FT Vest U.S. Equity Buffer ETF - May	10,190,781	424,677,486	53,370,810	(9,791,486)	17,915,699	1,762,085	487,934,594	—
FT Vest U.S. Equity Buffer ETF - June	9,374,298	424,498,828	53,397,928	(10,815,623)	19,218,632	2,182,717	488,482,482	—
FT Vest U.S. Equity Buffer ETF - July	9,850,130	424,095,794	53,361,318	(10,223,041)	18,182,279	2,165,085	487,581,435	—
FT Vest U.S. Equity Buffer ETF - August	10,362,298	424,585,071	53,335,493	(9,686,428)	17,263,111	1,634,382	487,131,629	—
FT Vest U.S. Equity Buffer ETF - September	10,554,716	424,046,990	54,142,204	(7,685,303)	15,854,935	1,912,891	488,271,717	—
FT Vest U.S. Equity Buffer ETF - October	11,285,075	423,617,273	59,460,431	(7,597,385)	11,402,182	1,536,673	488,419,174	—
FT Vest U.S. Equity Buffer ETF - November	10,069,003	423,936,684	56,166,923	(7,615,742)	13,689,275	1,666,055	487,843,195	—
FT Vest U.S. Equity Buffer ETF - December	10,819,824	424,637,498	54,180,878	(7,647,103)	9,650,745	1,957,447	482,779,465	—
		$5,092,070,749	$651,079,720	$(106,496,716)	$180,470,550	$22,688,400	$5,839,812,703	$—

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
2,290,070	FT Vest U.S. Equity Deep Buffer ETF - January (b)	$89,084,181
2,092,289	FT Vest U.S. Equity Deep Buffer ETF - February (b)	89,476,739
2,337,563	FT Vest U.S. Equity Deep Buffer ETF - March (b)	89,646,476
2,397,568	FT Vest U.S. Equity Deep Buffer ETF - April (b)	89,333,384
2,182,878	FT Vest U.S. Equity Deep Buffer ETF - May (b)	89,672,628
2,054,025	FT Vest U.S. Equity Deep Buffer ETF - June (b)	89,882,696
2,113,847	FT Vest U.S. Equity Deep Buffer ETF - July (b)	89,627,113
2,240,757	FT Vest U.S. Equity Deep Buffer ETF - August (b)	89,607,872
2,194,124	FT Vest U.S. Equity Deep Buffer ETF - September (b)	89,741,427
2,256,714	FT Vest U.S. Equity Deep Buffer ETF - October (b)	89,772,083
2,068,873	FT Vest U.S. Equity Deep Buffer ETF - November (b)	89,664,956
2,218,348	FT Vest U.S. Equity Deep Buffer ETF - December (b)	89,000,122
	Total Exchange-Traded Funds	1,074,509,677
	(Cost $924,029,493)
MONEY MARKET FUNDS — 0.0%
303,810	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (c)	303,810
	(Cost $303,810)

	Total Investments — 100.0%	1,074,813,487
	(Cost $924,333,303)
	Net Other Assets and Liabilities — (0.0)%	(86,213)
	Net Assets — 100.0%	$1,074,727,274

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 1,074,509,677	$ 1,074,509,677	$ —	$ —
Money Market Funds	303,810	303,810	—	—
Total Investments	$1,074,813,487	$1,074,813,487	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 1, 2024 to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	2,290,070	$81,570,298	$7,745,974	$(2,515,944)	$1,832,379	$451,474	$89,084,181	$—
FT Vest U.S. Equity Deep Buffer ETF - February	2,092,289	81,604,912	7,728,470	(2,810,186)	2,487,326	466,217	89,476,739	—
FT Vest U.S. Equity Deep Buffer ETF - March	2,337,563	81,607,049	7,734,818	(2,998,024)	2,865,140	437,493	89,646,476	—
FT Vest U.S. Equity Deep Buffer ETF - April	2,397,568	81,543,015	7,717,383	(2,572,442)	2,203,459	441,969	89,333,384	—
FT Vest U.S. Equity Deep Buffer ETF - May	2,182,878	81,484,015	7,731,409	(3,047,853)	3,063,952	441,105	89,672,628	—
FT Vest U.S. Equity Deep Buffer ETF - June	2,054,025	81,488,852	7,739,331	(3,023,011)	3,114,754	562,770	89,882,696	—
FT Vest U.S. Equity Deep Buffer ETF - July	2,113,847	81,591,086	7,746,871	(3,146,680)	2,888,083	547,753	89,627,113	—
FT Vest U.S. Equity Deep Buffer ETF - August	2,240,757	81,496,618	7,729,959	(2,712,222)	2,685,238	408,279	89,607,872	—
FT Vest U.S. Equity Deep Buffer ETF - September	2,194,124	81,428,253	8,173,401	(2,518,939)	2,149,551	509,161	89,741,427	—
FT Vest U.S. Equity Deep Buffer ETF - October	2,256,714	81,402,534	8,786,275	(2,506,785)	1,633,897	456,162	89,772,083	—
FT Vest U.S. Equity Deep Buffer ETF - November	2,068,873	81,456,904	8,121,835	(2,507,028)	2,111,251	481,994	89,664,956	—
FT Vest U.S. Equity Deep Buffer ETF - December	2,218,348	81,479,203	8,054,279	(2,513,387)	1,477,314	502,713	89,000,122	—
		$978,152,739	$95,010,005	$(32,872,501)	$28,512,344	$5,707,090	$1,074,509,677	$—

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
6,887,846	FT Vest Nasdaq-100® Buffer ETF - March (b)	$204,261,140
7,277,732	FT Vest Nasdaq-100® Buffer ETF - June (b)	203,303,443
7,356,631	FT Vest Nasdaq-100® Buffer ETF - September (b)	202,859,100
7,384,242	FT Vest Nasdaq-100® Buffer ETF - December (b)	203,398,946
	Total Exchange-Traded Funds	813,822,629
	(Cost $716,309,848)
MONEY MARKET FUNDS — 0.0%
34,656	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (c)	34,656
	(Cost $34,656)

	Total Investments — 100.0%	813,857,285
	(Cost $716,344,504)
	Net Other Assets and Liabilities — (0.0)%	(65,732)
	Net Assets — 100.0%	$813,791,553

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 813,822,629	$ 813,822,629	$ —	$ —
Money Market Funds	34,656	34,656	—	—
Total Investments	$813,857,285	$813,857,285	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 1, 2024 to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
FT Vest Nasdaq-100® Buffer ETF - March	6,887,846	$177,172,826	$24,596,024	$(7,733,707)	$8,920,588	$1,305,409	$204,261,140	$—
FT Vest Nasdaq-100® Buffer ETF - June	7,277,732	176,640,279	24,721,506	(7,538,600)	8,033,784	1,446,474	203,303,443	—
FT Vest Nasdaq-100® Buffer ETF - September	7,356,631	178,605,255	24,673,977	(8,699,982)	6,402,441	1,877,409	202,859,100	—
FT Vest Nasdaq-100® Buffer ETF - December	7,384,242	177,861,867	24,641,282	(8,104,244)	7,641,082	1,358,959	203,398,946	—
		$710,280,227	$98,632,789	$(32,076,533)	$30,997,895	$5,988,251	$813,822,629	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.